CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Parenthetical) (Details) - USD ($)	Dec. 31, 2024	Nov. 30, 2023	Aug. 31, 2022	Mar. 31, 2021	Mar. 17, 2021
March Note
Debt Instrument [Line Items]
Principal amount	$ 20,000,000			$ 20,000,000	$ 20,000,000
Interest rate (as a percent)				6.00%	6.00%
August Note
Debt Instrument [Line Items]
Principal amount			$ 5,500,000
Interest rate (as a percent)			6.00%
November Note
Debt Instrument [Line Items]
Principal amount		$ 6,000,000
Interest rate (as a percent)		3.00%